Bonds Payable (Details) $ in Thousands, ¥ in Millions												1 Months Ended												3 Months Ended				6 Months Ended	12 Months Ended
	Jan. 04, 2021 USD ($)	Feb. 02, 2019 USD ($)	Feb. 02, 2019 CNY (¥)	Feb. 01, 2019 USD ($)	Feb. 01, 2019 CNY (¥)	Jan. 14, 2019 USD ($)	Jan. 14, 2019 CNY (¥)	Jan. 09, 2019 USD ($)	Jan. 09, 2019 CNY (¥)	Nov. 02, 2018 USD ($)	Nov. 02, 2018 CNY (¥)	Jul. 23, 2021 shares	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Sep. 28, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Jan. 28, 2019 USD ($)	Jan. 28, 2019 CNY (¥)	Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 02, 2018 CNY (¥)
Bonds Payable (Details) [Line Items]
Bond loan		$ 29,259	¥ 200.0	$ 29,259	¥ 200.0			$ 14,629	¥ 100.0													$ 87,776	¥ 600.0		$ 43,888	¥ 300.0				$ 73,147	¥ 500.0
Converted from the existing non interest bearing loan																						$ 29,259	¥ 200.0
Equity holding pledged percentage																						12.39%	12.39%
Previous converted bond loan																						$ 29,259	¥ 200.0
Estimated enterprise value of the contract																													$ 950,000
Unsubscribed bond loans (in Yuan Renminbi) | ¥															¥ 100.0
Previously subscribed bond loans (in Yuan Renminbi) | ¥									¥ 400.0
Aggregate amount of bond loan										$ 73,147	¥ 500.0
Cash proceeds received by MPS										24,869																								¥ 170.0
Subscription quota amount						$ 4,388	¥ 30.0
Subscription amount																$ 658	¥ 4.5	$ 3,730	¥ 25.5	$ 658	¥ 4.5								$ 29,915	$ 29,915	¥ 204.5
Key contribution conditions, description																													Upon issuance of the convertible bond to these third-party investors, the Company signed a contribution and issuance agreement with the existing preferred shareholders on November 2, 2018, in which all preferred shareholders of the Company agreed that when contribution conditions are met, the existing shareholders will exchange their respective Series A1, Series B1 and Series EEL Preferred for Series C1 Preferred shares (“Series C1 Preferred”) for Series A1 shareholders, Series C2 Preferred shares (“Series C2 Preferred”) for Series B1 shareholders and Series D1 Preferred shares(“Series D1 Preferred”) for EEL, respectively, with rights and obligations amended. The key contribution conditions is that the third party convertible bond holders shall have paid MPS an aggregate amount of $29,259 (RMB200 million). As cash contribution of $29,259 was received by MPS on January 30, 2019, the Series C1, C2 and D1 Preferred were issued on the same day.
Bond loan																													$ 950,000
Subscribed by bond holders																											¥ 204.5		$ 29,915
Purchase agreement to issue convertible promissory note amount	$ 57,500
Interest rate																												6.00%
Convertible promissory notes issued amount																								$ 64,343				$ 64,343
Changes in fair value																												$ 6,843
Subsequent Event [Member]
Bonds Payable (Details) [Line Items]
Convertible promissory notes issued amount	$ 57,500
Convertible promissory notes converted common stock shares (in Shares) | shares												6,736,106
Huzhou Saiyuan [Member]
Bonds Payable (Details) [Line Items]
Convertible bond, description																						MPS signed an agreement with Huzhou Saiyuan, an entity established by the local government, to issue convertible bonds to Huzhou Saiyuan for a total consideration of $87,776 (RMB600 million), of which $29,259 (RMB200 million) was converted from the existing non-interest-bearing loan with Huzhou Saiyuan as of December 31, 2018. The Company pledged its 12.39% equity holding over MPS to Huzhou Saiyuan to facilitate the issuance of convertible bonds. Besides the previous converted bond $29,259 (RMB200 million), Huzhou Saiyuan further subscribed $14,629 (RMB100 million) on January 9, 2019 and $29,259 (RMB200 million) on February 1, 2019, respectively. As of December 31, 2019, the outstanding balance of the convertible bonds to Huzhou Saiyuan was $73,147 (RMB500 million), of which $43,888 (RMB300 million) will be due within 1 year.	MPS signed an agreement with Huzhou Saiyuan, an entity established by the local government, to issue convertible bonds to Huzhou Saiyuan for a total consideration of $87,776 (RMB600 million), of which $29,259 (RMB200 million) was converted from the existing non-interest-bearing loan with Huzhou Saiyuan as of December 31, 2018. The Company pledged its 12.39% equity holding over MPS to Huzhou Saiyuan to facilitate the issuance of convertible bonds. Besides the previous converted bond $29,259 (RMB200 million), Huzhou Saiyuan further subscribed $14,629 (RMB100 million) on January 9, 2019 and $29,259 (RMB200 million) on February 1, 2019, respectively. As of December 31, 2019, the outstanding balance of the convertible bonds to Huzhou Saiyuan was $73,147 (RMB500 million), of which $43,888 (RMB300 million) will be due within 1 year.
Subscribed bonds, description																												If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged should be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.	If the subscribed bonds are not repaid by the maturity date, Huzhou Saiyuan has the right to dispose the equity interests pledged by the Company in proportion to the amount of matured bonds, or convert the bond to the equity interests of MPS within 60 days after the maturity date. If Huzhou Saiyuan decides to convert the bonds to equity interests of MPS, the equity interests pledged should be released and the convertible bonds should be converted to the equity interest of MPS based on the entity value of MPS at $950,000.
Outstanding balance																								73,147				$ 73,147	$ 73,147			¥ 500.0	¥ 500.0
Bond loan																												950,000
Third Party Investors [Member]
Bonds Payable (Details) [Line Items]
Aggregate amount of bond loan										$ 58,516	¥ 400.0
First Tranche [Member]
Bonds Payable (Details) [Line Items]
Convertible promissory notes issued amount														$ 25,000
Discounted rate														80.00%
Second Tranche [Member]
Bonds Payable (Details) [Line Items]
Convertible promissory notes issued amount													$ 32,500
Discounted rate													90.00%
Convertible Notes [Member]
Bonds Payable (Details) [Line Items]
Fair value of convertible note																								64,343				$ 64,343
Changes in fair value																								$ 3,243
Extended Maturity [Member]
Bonds Payable (Details) [Line Items]
Extended maturity date																												1 year